UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10083
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           Excelsior Directional Hedge Fund of Funds Master Fund, LLC
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               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905

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              (Address of principal executive offices) (Zip code)

                     U.S. Trust Hedge Fund Management, Inc.
                               225 High Ridge Road
                               Stamford, CT 06905
          ------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (203) 352-4497
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                       Date of fiscal year end: March 31
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                    Date of reporting period: June 30, 2007
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ITEM 1.   SCHEDULE OF INVESTMENTS


                      Excelsior Directional Hedge Fund of Funds Master Fund, LLC
                                                         Schedule of Investments
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                                                                   June 30, 2007

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
                                                                                   % of                      First
                                              First                               Members'    % Ownership  Available
                                           Acquisition                  Fair      Equity -   of Investment Redemption
Investment Funds*                             Date         Cost        Value      Net Assets    Funds       Date**      Liquidity***
------------------------------------------------------------------------------------------------------------------------------------
Hedged Long/Short Equity Funds
------------------------------
Basix Capital Fund, L.P.                     7/1/2004  $  8,500,000  $10,987,819      3.42%       11.66%     N/A           QuarterlY
Foundation Partners, L.P.                    7/1/2002     8,000,000   11,102,786      3.45%        8.23%     N/A           QuarterlY
SAB Capital Partners, L.P.                   4/1/2001             -      837,615      0.26%        0.16%     N/A            Annually
Scopia PX, LLC                               9/1/2005     9,000,000   11,270,308      3.51%        6.15%     N/A           Quarterly
Spring Point Opportunity Partners, L.P.      7/1/2006    17,610,520   21,311,007      6.64%        6.21%     N/A           QuarterlY
Swiftcurrent Partners, L.P.                 10/1/2000     8,550,000   14,317,620      4.46%        1.68%     N/A            Annually
Tonga Partners, L.P.                        10/1/2000     4,060,553   11,842,133      3.68%        3.95%     N/A       Semi-annually
                                                       ------------------------------------
       Strategy Total                                    55,721,073   81,669,288     25.42%
                                                       ------------------------------------
Opportunistic (U.S. Only) Funds
-------------------------------
Alson Signature Fund I, L.P.                10/1/2002             -    3,934,462      1.22%        2.63%     N/A           Quarterly
Alson Signature Fund, L.P.                   9/1/2006    14,000,000   14,951,648      4.65%        4.32%     N/A           Quarterly
Cadmus Capital Partners (QP), L.P.           7/1/2003    12,500,000   15,149,643      4.71%        5.89%     N/A           Quarterly
Quaker Capital Partners I, L.P.              1/1/2001     3,164,863   11,029,679      3.43%        3.00%     N/A            Annually
Seminole Capital Partners, L.P.              9/1/2005    17,200,000   20,861,940      6.50%        3.14%     N/A       Semi-annually
                                                       ------------------------------------
       Strategy Total                                    46,864,863   65,927,372     20.51%
                                                       ------------------------------------
Hedged Sector Funds
-------------------
Coatue Qualified Partners, L.P.              1/1/2002     6,000,000   12,839,921      3.99%        2.80%     N/A           Quarterly
Durus Life Sciences Fund, LLC                1/1/2001       586,983            -      0.00%        2.05%     N/A                 (1)
Endicott Partners II, L.P.                   1/1/2003     6,500,000    8,488,596      2.64%        7.86%     N/A       Semi-annually
Longbow Partners, L.P.                       5/1/2004    16,200,000   21,629,811      6.73%        5.26%     N/A           Quarterly
Sivik Global Healthcare Partners, L.P.      11/1/2003     7,100,000    9,963,777      3.10%        7.97%     N/A       Semi-annually
                                                       ------------------------------------
       Strategy Total                                    36,386,983   59,922,105     16.46%
                                                       ------------------------------------
Arbitrage/Distressed Funds
--------------------------
Canyon Value Realization Fund, L.P.          7/1/2003    11,400,000   17,331,364      5.39%        0.60%     N/A            Annually
Farallon Capital Partners, L.P.             11/1/2004    22,000,000   30,617,925      9.53%        0.39%     N/A            Annually
JMG Capital Partners, L.P.                  10/1/2000     5,591,605   12,245,495      3.81%        2.21%     N/A           Quarterly
Polygon Global Opportunities Fund, L.P.      8/1/2006    15,600,000   19,314,885      6.01%        1.25%     N/A           Quarterly
                                                       ------------------------------------
       Strategy Total                                    54,591,605   79,509,669     24.74%
                                                       ------------------------------------
Opportunistic (Global/International) Funds
AKO Partners, L.P.                          10/1/2005    14,500,000   19,499,496      6.07%        5.40%     N/A           Quarterly
Delta Fund Europe, L.P.                      5/1/2006    14,000,000   13,737,110      4.27%        2.80%    6/30/2008      Quarterly
Indus Asia Pacific Fund, L.P.                3/1/2004     6,000,000   10,036,067      3.12%        2.07%     N/A           Quarterly
Indus Event Driven Fund, L.P.                6/1/2005    11,000,000   12,235,018      3.81%       13.16%     N/A           Quarterly
Indus Japan Fund, L.P.                       3/1/2004     6,000,000    9,404,457      2.93%        2.40%     N/A           Quarterly
                                                       ------------------------------------
       Strategy Total                                    51,500,000   64,912,148     20.20%
                                                       ------------------------------------
Total Investments in Investment Funds                  $245,064,524  344,940,582    107.33%
                                                       ============
Other Assets, Less Liabilities                                       (23,561,259)    (7.33%)
                                                                    ------------------------
Members' Equity - Net Assets                                        $321,379,323     100.00%
                                                                    ========================


*   Non-income producing investments.                       N/A Initial lock-up period has either expired prior to June 30, 2007 or
**  From original investment date.                              Investment Fund did not have an initial lock-up period. However,
*** Available frequency of redemptions after initial            specific redemption restrictions may apply.
    lock-up period.                                         (1) The Investment Fund is currently in liquidation and has eliminated partner withdrawal rights.

Federal Tax Cost
----------------
The cost of the registrant's investments in Investment Funds for Federal income tax purposes is based on amounts reported to the registrant by the Invesment Funds on a Schedule K-1 or PFIC annual information statement for the year ended December 31, 2006. The amounts reported below have been adjusted through June 30, 2007 for contributions and withdrawals. Based on Investment Funds owned at June 30, 2007, the cost of investments for Federal income tax purposes was $319,185,320. This included aggregate gross unrealized appreciation of $29,025,993 and aggregate gross unrealized depreciation of $3,270,729.



ITEM 2.   CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the persons that perform similar functions as the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed as
Exhibit I and Exhibit II herewith.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Directional Hedge Fund of Funds Master Fund, LLC
             ----------------------------------------------------------
By (Signature and Title)*   /s/ Spencer N. Boggess
                         -------------------------------------------------
                           Spencer N. Boggess, Principal Executive Officer
Date August 29, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Excelsior Directional Hedge Fund of Funds Master Fund, LLC
             ----------------------------------------------------------
By (Signature and Title)*   /s/ Steven L. Suss
                         ------------------------------------------------
                           Steven L. Suss, Principal Financial Officer
Date August 29, 2007
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